Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Text Block Abstract
Financial assets at fair value through profit or loss

6.      Financial assets at fair value through profit or loss

December 31, 2022
Current items:
Financial assets mandatorily measured at fair value through profit or loss
Investment in a rent-a-captive company	$1,073,229

During the year ended December 31, 2022, the Group entered into a protected cell rent-a-captive arrangement with an insurance company and made investment of $1,105,540 in a rent-a-captive company, which was established by the insurance company, and the Group recognized losses on financial assets at fair value through profit or loss amounting to $32,311. In a rent-a-captive structure, an insurance company establishes a rent-a-captive company and provides services related to insurance to the Group. The Group participates in the captive insurance agreement by investing certain capital and retaining the premium to insure itself against future losses and the premium will be kept in the rent-a-captive company for future claims payments. The insurance company agrees to cause dividends of the rent-a-captive company to be declared and paid to the Group only as approved by Board of Directors of the insurance company.